Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Quarterly Financial Data
The tables below represent the balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2019 and 2018.

	Year 2019 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$384,457	$448,742	$457,786	$462,659
Net revenues less direct advertising expenses	$243,987	$302,352	$308,940	$308,287
Net income applicable to common stock	$51,162	$118,305	$99,618	$102,661
Net income per common share basic	$0.51	$1.18	$0.99	$1.02
Net income per common share diluted	$0.51	$1.18	$0.99	$1.02

	Year 2018 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$361,026	$419,800	$418,498	$427,898
Net revenues less direct advertising expenses	$222,733	$279,016	$277,799	$285,826
Net income applicable to common stock	$14,961	$100,340	$93,965	$95,601
Net income per common share basic	$0.15	$1.02	$0.95	$0.97
Net income per common share diluted	$0.15	$1.02	$0.95	$0.96

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Summary of Quarterly Financial Data
The tables below represent the balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2019 and 2018.

	Year 2019 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$384,457	$448,742	$457,786	$462,659
Net revenues less direct advertising expenses	$243,987	$302,352	$308,940	$308,287
Net income	$51,362	$118,485	$99,832	$102,861

	Year 2018 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$361,026	$419,800	$418,498	$427,898
Net revenues less direct advertising expenses	$222,733	$279,016	$277,799	$285,826
Net income	$15,158	$100,520	$94,165	$95,788